Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Dec. 31, 2011		Dec. 31, 2010
Cash Flows From Operating Activities
Net loss	$ (2,229,115)		$ (899,127)	$ (8,880,725)		$ (4,089,658)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	20,954		11,353	53,348		60,540
Amortization of intangible assets	35,571		36,202	138,201		160,044
Stock-based compensation	465,460		79,637	2,342,964	[1]	216,600	[1]
Forgiveness of note receivable - stockholder				187,717
Cancellation of shares pursuant to settlement agreement	(57,000)
Change in fair value of derivative liabilities			(42,719)	(542,283)		(787,433)
Amortization of debt discount			305,998	632,380		1,980,224
Amortization of debt discount			305,978
Amortization of deferred financing costs				347,632
Provision for factoring fees	11,891		(146,081)	(156,969)		71,210
Deferred rent	154,465		(14)	2,404		7,456
Changes in operating assets and liabilities:
Accounts receivable	(42,143)		1,086,011	989,018		(239,480)
Prepaid expenses and other current assets	(45,172)		(52,092)	(34,511)		26,886
Accounts payable	183,701		(75,934)	203,821		81,198
Accounts payable - related parties	6,910		37,873	(279,147)		242,237
Due to factor	77,078		(548,713)	(767,645)		199,902
Accrued expenses	(215,313)		206,096	850,529		370,725
Accrued interest						(3,516)
Accrued interest - related parties	625		140,144	327,054		348,160
Deferred revenues	15,632		(243,122)	(377,825)		202,622
Deposits and other assets	(40,181)		(973)	(4,191)		(2,788)
Total Adjustments	572,478		793,646	3,912,497		2,934,587
Net Cash Used in Operating Activities	(1,656,637)		(105,481)	(4,968,228)		(1,155,071)
Cash Flows From Investing Activities
Acquisition of property and equipment	(188,888)			(99,197)		(68,113)
Acquisition of intangible assets	(24,252)		(3,188)	(102,527)		(181,613)
Net Cash Used in Investing Activities	(213,140)		(3,188)	(201,724)		(249,726)
Cash Flows From Financing Activities
Proceeds from notes payable			63,000	2,337,980		1,653,757
Repayment of notes payable						(200,000)
Deferred financing costs				(347,632)
Proceeds from warrant exercise				3,045
Issuance of common stock and warrants, net	1,447,114	[2]		3,750,315	[3]
Payment of capital lease obligations	(613)		(1,697)	(7,679)		(6,484)
Net Cash Provided by Financing Activities	1,446,501		61,303	5,736,029		1,447,273
Net Decrease In Cash	(423,276)		(47,366)	566,077		42,476
Cash - Beginning	613,443		47,366	47,366		4,890
Cash - Ending	190,167			613,443		47,366
Non-cash operating and financing activites:
Conversion of notes payable into shares of common stock				5,750,757
Issuance of accrued equity	1,560,030
Conversion of accrued interest into shares of common stock			2,500	688,356		16,066
Reclassification of derivative liabilities into equity				1,133,186
Warrants issued in connection with convertible notes				4,750		119,495
Accrual of issuable equity				$ 1,560,030

[1]	Includes accrued issuable equity of $1,560,030.
[2]	Gross proceeds of $1,633,750, less issuance costs of $186,636.
[3]	Gross proceeds of $4,205,574, less issuance costs of $455,259.